UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-23439
Exact name of registrant as specified in charter:	ETF Opportunities Trust
Address of principal executive offices:	8730 Stony Point Parkway, Suite 205 Richmond, VA 23235
Name and address of agent for service	The Corporation Trust Co., Corporation Trust Center, 1209 Orange St., Wilmington, DE 19801 With Copy to: Practus, LLP 11300 Tomahawk Creek Parkway, Suite 310 Leawood, KS 66211
Registrant’s telephone number, including area code:	(804) 267-7400
Date of fiscal year end:	August 31
Date of reporting period:	August 31, 2026

Brendan Wood TopGun ETF

ITEM 1.(a).  Reports to Stockholders.

Brendan Wood TopGun ETF Tailored Shareholder Report

annual shareholder report August 31, 2026 Brendan Wood TopGun ETF Ticker: BWTG (Listed on the Cboe BZX Exchange, Inc.)

This annual shareholder report contains important information about the Brendan Wood TopGun ETF for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at brendanwoodtopgunetf.com. You can also request this information by contacting us at 833‑759-6110.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Brendan Wood TopGun ETF	$101	0.95%¹
¹	The advisor waived part of its management fee to limit total expenses. Had the advisor not waived part of its management fee, costs would be higher.

How did the Fund perform?

For the period of September 1, 2025 to August 31, 2026, the Brendan Wood TopGun ETF (the “Fund”) gained 13.26% , while the S&P 500® Index advanced 20.38% .

What key factors affected the Fund's performance?

The Fund invests in companies identified by Brendan Wood International as “TopGun” companies, recognized by institutional investors for stronger fundamentals, management quality, and shareholder alignment.

Over the twelve-month period, equity markets delivered strong returns, with the S&P 500® Index advancing 20.38% on a total return basis. Markets were led by continued enthusiasm for artificial intelligence and sustained outperformance from the largest technology companies. Despite ongoing macroeconomic uncertainty—including evolving Federal Reserve policy and concerns about the pace of global growth—investor appetite for high-quality equities remained robust, and corporate earnings broadly exceeded expectations. The Fund’s portfolio of companies recognized by Brendan Wood International for stronger fundamentals, management quality, and shareholder alignment captured meaningful participation in the market’s advance, though the Fund’s diversified sector approach lagged the benchmark’s concentrated technology-driven gains.

Stock selection in quality-oriented companies across financials, industrials, and healthcare contributed positively to absolute returns. The primary driver of relative underperformance was the Fund’s structural underweight to mega-cap technology names—including those most directly tied to artificial intelligence infrastructure and applications—which continued to disproportionately drive the S&P 500® Index’s advance. The Fund’s 13.26% gain represents solid absolute performance and reflects the enduring value of investing in companies with strong institutional investor conviction, even in an environment that rewarded concentrated technology exposure.

Cumulative Performance

(based on a hypothetical $10,000 investment)

Brendan Wood TopGun ETF - $16,974
S&P 500® Index - $18,343
$19,000
$18,000
$17,000
$16,000
$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
11/09/2023*
02/29/2024
08/31/2024
02/28/2025
08/31/2025
02/28/2026
08/31/2026

*	Inception

Annual Performance

	One Year	Average Annual Total Return Since Inception
Brendan Wood TopGun ETF	13.26%	20.71%
S&P 500® Index	20.38%	24.09%

The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

Visit www.brendanwoodtopgunetf.com/#performance for more recent performance information.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Brendan Wood TopGun ETF Tailored Shareholder Report

Key Fund Statistics

(as of August 31, 2026 )

Fund Net Assets	$20,631,133
Number of Holdings	20
Total Net Advisory Fee	$184,026
Portfolio Turnover Rate	83.66%

What did the Fund invest in?

(% of Net Assets as of August 31, 2026 )

Sector Breakdown

Top Ten Holdings
iShares Core S&P 500 ETF	8.22%
Nvidia Corp.	6.89%
Welltower, Inc.	5.93%
Alphabet, Inc. Class C	5.92%
Targa Resources Partners LP	5.76%
Taiwan Semiconductor Manufacturing Co. Ltd.	5.13%
Parker-Hannifin Corp.	5.03%
Morgan Stanley	4.89%
CrowdStrike Holdings, Inc.	4.87%
Royal Bank of Canada	4.77%

For additional information about the Fund, including its summary prospectus, prospectus, financial information, holdings and proxy information, visit brendanwoodtopgunetf.com .

ITEM 1.(b).  Not applicable.

ITEM 2.	CODE OF ETHICS.

(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

(e) Not applicable.

(f) The code of ethics is attached hereto as exhibit 19(a)(1).

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant does not have an audit committee financial expert serving on its audit committee.

(a)(2) Not applicable.

(a)(3) At this time, the registrant believes that the collective experience provided by the members of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $13,500 for 2026 and $13,500 for 2025.

(b) Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for 2026 and $0 for 2025.

(c) Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $3,300 for 2026 and $3,300 for 2025. The nature of the services comprising these fees include preparation of excise filings and income tax returns and assistance with calculation of required income, capital gain and excise distributions.

(d) All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are and $0 for 2026 and $0 for 2025.

(e)(1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pursuant to its charter, the registrant’s Audit Committee must pre-approve all audit and non-audit services to be provided to the registrant.  The Audit Committee also pre-approves any non-audit services provided by the registrant’s principal accountant to the adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.

(e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b)         NA

(c)         0%

(d)         NA

(f) The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was zero percent (0%).

(g) The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2026 and $0 for 2025.

(h) Not applicable.

(i) Not applicable.

(j) Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a)	The registrant has an audit committee which was established by the Board of Trustees of the registrant in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended. Each of the registrant’s Trustees serves as a member of its Audit Committee.

(b)	Not applicable.

ITEM 6.	INVESTMENTS.

(a)	The Registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this Form.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

BRENDAN WOOD TOPGUN ETF

FINANCIAL STATEMENTS

AND OTHER INFORMATION

Year Ended August 31, 2026

BRENDAN WOOD TOPGUN ETF

Schedule of Investments	August 31, 2026

		Shares	Value
91.11%	COMMON STOCKS

5.92%	COMMUNICATION SERVICES
	Alphabet, Inc. Class C	3,639	$1,220,557

4.08%	CONSUMER DISCRETIONARY
	Amazon.com, Inc.(A)	3,242	842,174

5.76%	ENERGY
	Targa Resources Partners LP	4,050	1,189,283

9.67%	FINANCIALS
	Morgan Stanley	4,731	1,009,217
	Royal Bank of Canada ADR	4,825	985,024
			1,994,241
4.08%	HEALTH CARE
	Eli Lilly & Co.	727	840,943

13.05%	INDUSTRIALS
	Ametek, Inc.	2,984	701,747
	Canadian Pacific Kansas City Southern ADR	10,278	952,668
	Parker-Hannifin Corp.	1,060	1,038,206
			2,692,621
29.07%	INFORMATION TECHNOLOGY - HARDWARE
	Advanced Micro Devices(A)	1,813	853,415
	ASML Holding NV ADR	540	915,845
	Broadcom, Inc.	2,183	808,452
	Micron Technology, Inc.	980	939,555
	Nvidia Corp.	6,441	1,422,044
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	2,549	1,058,651
			5,997,962
4.87%	INFORMATION TECHNOLOGY - SOFTWARE & SERVICES
	CrowdStrike Holdings, Inc.(A)	4,350	1,004,850

14.61%	REAL ESTATE
	Equinix, Inc. REIT	812	849,937
	Prologis, Inc. REIT	6,719	940,123
	Welltower, Inc. REIT	5,180	1,223,723
			3,013,783

91.11%	TOTAL COMMON STOCKS		18,796,414
	(Cost: $14,709,343)

See Notes to Financial Statements

FINANCIAL STATEMENTS | AUGUST 31, 2026

BRENDAN WOOD TOPGUN ETF

Schedule of Investments - continued	August 31, 2026

		Shares	Value
8.22%	EXCHANGE TRADED FUNDS

8.22%	LARGE-CAP
	iShares Core S&P 500 ETF	2,200	$1,695,628

8.22%	TOTAL EXCHANGE TRADED FUNDS		1,695,628
	(Cost: $1,702,088)

99.33%	TOTAL INVESTMENTS		20,492,042
	(Cost: $16,411,431)
0.67%	Other assets, net of liabilities		139,091
100.00%	NET ASSETS		$20,631,133

(A) Non-income producing.

ADR - Security represented is held by the custodian in the form of American Depositary Receipts.

REIT - Real Estate Investment Trust.

See Notes to Financial Statements

FINANCIAL STATEMENTS | AUGUST 31, 2026

BRENDAN WOOD TOPGUN ETF
Statement of Assets and Liabilities	August 31, 2026

ASSETS
Investments at value(1) (Note 1)	$20,492,042
Cash	154,788
Dividends receivable .	1,390
TOTAL ASSETS	20,648,220

LIABILITIES
Accrued net advisory fees	17,087
TOTAL LIABILITIES	17,087
NET ASSETS	$20,631,133

Net Assets Consist of:
Paid-in capital	$16,085,203
Distributable earnings (accumulated deficits)	4,545,930
Net Assets	$20,631,133

NET ASSET VALUE PER SHARE
Shares Outstanding (unlimited number of shares of beneficial interest authorized without par value)	490,000
Net Asset Value and Offering Price Per Share	$42.10

(1) Identified cost of:	$16,411,431

See Notes to Financial Statements

FINANCIAL STATEMENTS | AUGUST 31, 2026

BRENDAN WOOD TOPGUN ETF
Statement of Operations	Year Ended August 31, 2026

INVESTMENT INCOME
Dividends(1)	$192,601
Total investment income	192,601

EXPENSES
Investment advisory fees (Note 2)	189,829
Total expenses	189,829
Investment advisory fees waived (Note 2)	(5,803)
Net expenses	184,026
Net investment income (loss)	8,575

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments(2)	1,111,515
Total net realized gain (loss)	1,111,515

Net change in unrealized appreciation (depreciation) of investments	1,243,806
Total net change in unrealized appreciation (depreciation)	1,243,806

Net realized and unrealized gain (loss)	2,355,321

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$2,363,896

(1) Net of foreign tax withheld of:	$8,167
(2) Includes realized gains (losses) as a result of in-kind transactions (Note 3).

See Notes to Financial Statements

FINANCIAL STATEMENTS | AUGUST 31, 2026

BRENDAN WOOD TOPGUN ETF
Statements of Changes in Net Assets

	Years Ended August 31,
	2026	2025

INCREASE (DECREASE) IN NET ASSETS FROM

OPERATIONS
Net investment income (loss)	$8,575	$33,816
Total net realized gain (loss)	1,111,515	(58,840)
Total net change in unrealized appreciation (depreciation)	1,243,806	1,444,828
Increase (decrease) in net assets from operations	2,363,896	1,419,804

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from earnings	(68,500)	(25,905)
Decrease in net assets from distributions	(68,500)	(25,905)

CAPITAL STOCK TRANSACTIONS (NOTE 5)
Shares sold	2,360,508	8,645,608
Shares redeemed	(811,015)	(719,879)
Increase (decrease) in net assets from capital stock transactions	1,549,493	7,925,729

NET ASSETS
Increase (decrease) during year	3,844,889	9,319,628
Beginning of year	16,786,244	7,466,616
End of year	$20,631,133	$16,786,244

See Notes to Financial Statements

FINANCIAL STATEMENTS | AUGUST 31, 2026

BRENDAN WOOD TOPGUN ETF
Financial Highlights	Selected Per Share Data Throughout Each Period

	Years Ended August 31,		Period Ended
	2026	2025	August 31, 2024*
Net asset value, beginning of period	$37.30	$33.94	$25.00
Investment activities
Net investment income (loss)(1)	0.02	0.09	0.04
Net realized and unrealized gain (loss)	4.92	3.35	8.95
Total from investment activities	4.94	3.44	8.99

Distributions
Net investment income	(0.03)	(0.08)	(0.05)
Net realized gain	(0.11)	—	—
Return of capital	—	—	(—) (2)
Total distributions	(0.14)	(0.08)	(0.05)
Net asset value, end of period	$42.10	$37.30	$33.94

Total Return(3)	13.26%	10.18%	36.02%

Ratios/Supplemental Data
Ratios to average net assets(4)
Expenses, gross	0.98%	0.98%	0.98%
Expenses, net of waiver (Note 2)	0.95%	0.95%	0.95%
Net investment income (loss)	0.04%	0.26%	0.14%
Portfolio turnover rate(5)	83.66%	21.03%	24.74%
Net assets, end of period (000s)	$20,631	$16,786	$7,467

(1)	Per share amounts calculated using the average shares outstanding during the period.

(2)	Less than $0.005 per share

(3)	Total return is for the period indicated and has not been annualized for periods less than one year.

(4)	Ratios to average net assets have been annualized for periods less than one year.

(5)	Portfolio turnover rate excludes the effect of securities received or delivered from processing in-kind creations or redemptions, and has not been annualized for periods less than one year.

*	The Fund commenced operations on November 9, 2023.

See Notes to Financial Statements

FINANCIAL STATEMENTS | AUGUST 31, 2026

BRENDAN WOOD TOPGUN ETF
Notes to Financial Statements	August 31, 2026

NOTE 1 - ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Brendan Wood TopGun ETF (the “Fund”) is a non-diversified series of ETF Opportunities Trust, a Delaware statutory trust (the “Trust”) which was organized on March 18, 2019, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The offering of the Fund’s shares is registered under the Securities Act of 1933, as amended. The Fund commenced operations on November 9, 2023.

The Fund’s investment objective is to seek to provide growth consistent with the preservation of capital.

The Fund is deemed to be an individual operating and reporting segment and is not part of a consolidated reporting entity. The objective and strategy, as outlined in the Fund’s prospectus under the heading “Principal Investment Strategies,” are used by Tuttle Capital Management, LLC (the “Advisor”) to make investment decisions, and the results of the Fund’s operations, as shown in its Statement of Operations and Financial Highlights, are the information utilized for the day-to-day management of the Fund. Due to the significance of oversight and its role in the Fund’s management, the Advisor’s portfolio managers are deemed to be the Chief Operating Decision Maker.

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies.”

Security Valuation

The Fund records its investments at fair value. Generally, the Fund’s domestic securities (including underlying ETFs which hold portfolio securities primarily listed on foreign (non-U.S.) exchanges) are valued each day at the last quoted sales price on each security’s primary exchange. Securities traded or dealt in upon one or more securities exchanges for which market quotations are readily available and not subject to restrictions against resale are valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such exchange. If market quotations are not readily available, securities are valued at their fair market value as determined in good faith under procedures approved by the Trust’s Board of Trustees (the “Board”). Although the Board is ultimately responsible for fair value determinations under Rule 2a-5 of the 1940 Act, the Board has delegated day-to-day responsibility for oversight of the valuation of the Fund’s assets to the Advisor as the Valuation Designee pursuant to the Fund’s policies and procedures. Securities that are not traded or dealt in any securities exchange (whether domestic or foreign) and for which over-the-counter market quotations are readily available generally are valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask prices on such over-the-counter market.

The Fund has a policy that contemplates the use of fair value pricing to determine the Net Asset Value (“NAV”) per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded, but prior to the time as of which the Fund’s NAV is calculated, that is likely to have changed the value of the security.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Valuation Designee believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing.

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below.

Various inputs are used in determining the value of the Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the level of inputs used to value the Fund’s investments as of August 31, 2026:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$18,796,414	$—	$—	$18,796,414
Exchange Traded Funds	1,695,628	—	—	1,695,628
	$20,492,042	$—	$—	$20,492,042

Refer to the Fund’s Schedule of Investments for a listing of the securities by type and sector. The Fund held no Level 3 securities at any time during the year ended August 31, 2026.

FINANCIAL STATEMENTS | AUGUST 31, 2026

BRENDAN WOOD TOPGUN ETF
Notes to Financial Statements - continued	August 31, 2026

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is generally determined on a specific identification basis. Realized gains and losses from security transactions are determined on the basis of identified cost for book and tax purposes. Dividends are recorded on the ex-dividend date. Withholding taxes on foreign dividends and interest have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Cash and Cash Equivalents

Cash and cash equivalents, if any, consist of overnight deposits with the custodian bank which earn interest at the current market rate.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of investment income and expenses during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Fund has complied and intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund’s tax returns. The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense as incurred.

Reclassification of Capital Accounts

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. For the year ended August 31, 2026, such reclassifications were attributable primarily to the tax treatment of redemptions in-kind:

Paid-in Capital	Distributable Earnings
$257,899	$(257,899)

Dividends and Distributions

Ordinarily, dividends from net investment income, if any, are declared and paid at least annually by the Fund. The Fund distributes its net realized capital gains, if any, to shareholders annually. The Fund may also pay a special distribution at the end of a calendar year to comply with U.S. federal income tax requirements. All distributions are recorded on the ex-dividend date.

Creation Units

The Fund issues and redeems shares to certain institutional investors (typically market makers or other broker-dealers) only in blocks of at least 10,000 shares known as “Creation Units.” Purchasers of Creation Units (“Authorized Participants”) will be required to pay to Citibank, N.A. (the “Custodian”) a fixed transaction fee (“Creation Transaction Fee”) in connection with creation orders that is intended to offset the transfer and other transaction costs associated with the issuance of Creation Units. The standard Creation Transaction Fee will be the same regardless of the number of Creation Units purchased by an investor on the applicable Business Day. The Creation Transaction Fee charged by the Custodian for each creation order is $250. Authorized Participants wishing to redeem shares will be required to pay to the Custodian a fixed transaction fee (“Redemption Transaction Fee”) to offset the transfer and other transaction costs associated with the redemption of Creation Units. The standard Redemption Transaction Fee will be the same regardless of the number of Creation Units redeemed by an investor on the applicable Business Day. The Redemption Transaction Fee charged by the Custodian for each redemption order is $250.

FINANCIAL STATEMENTS | AUGUST 31, 2026

BRENDAN WOOD TOPGUN ETF
Notes to Financial Statements - continued	August 31, 2026

Except when aggregated in Creation Units, shares are not redeemable securities. Shares of the Fund may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an agreement with the Fund’s principal underwriter (the “Distributor”) with respect to creations and redemptions of Creation Units (“Participant Agreement”). Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. The following table discloses the Creation Unit breakdown based on the NAV as of August 31, 2026:

Creation Unit Shares	Creation Transaction Fee	Value
10,000	$250	$421,000

To the extent contemplated by a Participant Agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed to the Distributor, on behalf of the Fund, by the time as set forth in a Participant Agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the value of the missing shares as specified in the Participant Agreement. A Participant Agreement may permit the Fund to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of the Fund acquiring such shares and the value of the collateral. Amounts are disclosed as Segregated Cash Balance from Authorized Participants for Deposit Securities and Collateral Payable upon Return of Deposit Securities on the Statement of Assets and Liabilities, when applicable.

Officers and Trustees Indemnification

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that the risk of loss will be remote.

NOTE 2 - INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor currently provides investment advisory services pursuant to an investment advisory agreement (the “Advisory Agreement”). Under the terms of the Advisory Agreement, the Advisor is responsible for the day-to-day management of the Fund’s investments. The Advisor also: (i) furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Fund; and (ii) provides guidance and policy direction in connection with its daily management of the Fund’s assets, subject to the authority of the Board. Under the Advisory Agreement, the Advisor assumes and pays, at its own expense and without reimbursement from the Trust, all ordinary expenses of the Fund, except the fee paid to the Advisor pursuant to the Investment Advisory Agreement, distribution fees or expenses under a Rule 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction-related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.

For its services with respect to the Fund, the Advisor is entitled to receive an annual advisory fee, calculated daily and payable monthly as a percentage of the Fund’s average daily net assets at the rate of 0.98%. The Advisor has contractually agreed to waive its management fee to an annual rate of 0.95% of the average daily net assets of the Fund until December 31, 2026, and the Advisor may not terminate this arrangement prior to that date. The Advisor is not entitled to recover any previously waived fees.

The Advisor has retained Brendan Wood TopGun Partnerships, Inc. (the “Sub-Advisor”), to serve as sub-advisor for the Fund. Pursuant to an Investment Sub-Advisory Agreement between the Advisor and the Sub-Advisor (the “Sub-Advisory Agreement”), the Sub-Advisor assists the Advisor in providing day-to-day management of the Fund’s portfolios. For its services, the Sub-Advisor is paid a fee by the Advisor, which is calculated daily and paid monthly, based on the Fund’s average daily net assets, at an annual rate of 0.69%.

Fund Administrator

Commonwealth Fund Services, Inc. (“CFS”) acts as the Fund’s administrator. As administrator, CFS supervises all aspects of the operations of the Fund except those performed by the Advisor and the Sub-Advisor. For its services, fees to CFS are computed daily and paid monthly based on the average daily net assets of the Fund. The Advisor pays these fees.

Custodian and Transfer Agent

Citibank, N.A. serves as the Fund’s Custodian and Transfer Agent pursuant to a Global Custodial and Agency Services Agreement. For its services, Citibank, N.A. is entitled to a fee. The Advisor pays these fees monthly.

Fund Accountant

Citi Fund Services, Ohio, Inc. serves as the Fund’s Fund Accountant pursuant to a Services Agreement. For its services, Citi Fund Services, Ohio, Inc. is entitled to a fee. The Advisor pays these fees monthly.

Distributor

Foreside Fund Services, LLC serves as the Fund’s principal underwriter pursuant to an ETF Distribution Agreement. For its services, Foreside Fund Services, LLC is entitled to a fee. The Advisor pays these fees monthly.

FINANCIAL STATEMENTS | AUGUST 31, 2026

BRENDAN WOOD TOPGUN ETF
Notes to Financial Statements - continued	August 31, 2026

Trustees and Officers

Each Trustee who is not an “interested person,” as defined in the 1940 Act, of the Trust receives compensation for their services to the Fund. Each Trustee receives an annual retainer fee, paid quarterly. Trustees are reimbursed for any out-of-pocket expenses incurred in connection with attendance at meetings. The Advisor pays these costs.

Certain officers of the Trust are also officers and/or directors of CFS. Additionally, Practus, LLP serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus, LLP. J. Stephen King, Jr. and Robert J. Rhatigan, each an Assistant Secretary of the Trust, are Partners of Practus, LLP. None of the officers and/or directors of CFS, Mr. Lively, Mr. King or Mr. Rhatigan receives any special compensation from the Trust or the Fund for serving as officers of the Trust.

The Trust’s Chief Compliance Officer and Assistant Chief Compliance Officer are not compensated directly by the Fund for their services. However, the Assistant Chief Compliance Officer is the Managing Member of Watermark Solutions, LLC (“Watermark”), which provides certain compliance services to the Fund, including the provision of the Chief Compliance Officer and the Assistant Chief Compliance Officer. The Chief Compliance Officer is the Managing Member of Fit Compliance, LLC, which has been retained by Watermark to provide the Chief Compliance Officer’s services. The Advisor pays these fees monthly.

NOTE 3 - INVESTMENTS

The costs of purchases and proceeds from the sales of securities other than in-kind transactions and short-term investments for the year ended August 31, 2026, were as follows:

Purchases	Sales
$16,028,800	$15,970,962

The costs of purchases and proceeds from the sales of in-kind transactions associated with creations and redemptions for the year ended August 31, 2026, were as follows:

Purchases	Sales	Realized Gains
$2,308,550	$794,361	$257,609

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

In December 2023, the FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures. The ASU requires public entities, on an annual basis, to provide income tax disclosures, including income taxes paid disaggregated by jurisdiction. This ASU also includes certain other amendments to improve the effectiveness of income tax disclosures. The ASU is effective for annual periods beginning after December 15, 2024. Management has determined that there is no material impact of the ASU on the Fund’s financial statements.

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

The tax character of distributions paid for the years ended August 31, 2026 and 2025, were as follows:

	Year Ended August 31, 2026	Year Ended August 31, 2025
Distributions paid from:
Ordinary income	$16,493	$25,905
Net realized gain	52,007	—
	$68,500	$25,905

As of August 31, 2026, the components of distributable earnings (accumulated deficits) on a tax basis were as follows:

Accumulated net realized gain (loss)	465,357
Net unrealized appreciation (depreciation)	4,080,573
$4,545,930

The Fund utilized $327,805 of capital loss carryforwards from the year ended August 31, 2025, to offset net realized gains from the year ended August 31, 2026.

FINANCIAL STATEMENTS | AUGUST 31, 2026

BRENDAN WOOD TOPGUN ETF
Notes to Financial Statements - continued	August 31, 2026

Cost of securities for federal income tax purposes and the related tax-based net unrealized appreciation (depreciation) consist of:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$16,411,470	$4,227,883	$(147,310)	$4,080,573

The difference between book basis and tax basis accumulated appreciation is attributable primarily to the return of capital basis adjustments and wash sales.

NOTE 5 – TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

Shares of the Fund are listed for trading on the Cboe BZX Exchange and trade at market prices rather than at NAV. Shares of the Fund may trade at a price that is greater than, at, or less than NAV. The Fund will issue and redeem shares at NAV only in blocks of 10,000 shares (each block of shares is called a “Creation Unit”). Creation Units are issued and redeemed for cash and/or in-kind for securities. Individual shares may only be purchased and sold in secondary market transactions through brokers. Except when aggregated in Creation Units, the shares are not redeemable securities of the Fund.

All orders to create Creation Units must be placed with the Fund’s Distributor or Transfer Agent either (1) through the Continuous Net Settlement System of the NSCC (“Clearing Process”), a clearing agency that is registered with the U.S. Securities and Exchange Commission (“SEC”), by a “Participating Party,” i.e., a broker-dealer or other participant in the Clearing Process; or (2) outside the Clearing Process by a DTC Participant. In each case, the Participating Party or the DTC Participant must have executed an agreement with the Distributor with respect to creations and redemptions of Creation Units (“Participant Agreement”); such parties are collectively referred to as “APs” or “Authorized Participants.” All Fund shares, whether created through or outside the Clearing Process, will be entered on the records of DTC for the account of a DTC Participant.

Shares of beneficial interest transactions for the Fund were as follows:

	Year Ended August 31, 2026	Year Ended August 31, 2025
Shares sold.	60,000	250,000
Shares redeemed	(20,000)	(20,000)
Net increase (decrease)	40,000	230,000

NOTE 6 - RISKS OF INVESTING IN THE FUND

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s NAV and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. A complete description of the principal risks is included in the Fund’s prospectus under the heading “Principal Risks.”

NOTE 7 – SECTOR RISK

If the Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s NAV per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and therefore the value of the Fund’s portfolio will be adversely affected. As of August 31, 2026, 29.07% of the value of the net assets of the Fund were invested in securities in the Information Technology - Hardware sector.

NOTE 8 – SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the Statement of Assets and Liabilities through the date on which these financial statements were issued and, except as already included in the notes to these financial statements, no additional items require disclosure.

FINANCIAL STATEMENTS | AUGUST 31, 2026

BRENDAN WOOD TOPGUN ETF

Report of Independent Registered Public Accounting Firm

To the Shareholders of Brendan Wood TopGun ETF and Board of Trustees of ETF Opportunities Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Brendan Wood TopGun ETF (the “Fund”), a series of ETF Opportunities Trust, as of August 31, 2026, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for the two years ended August 31, 2026, and 2025, and for the period November 9, 2023 (commencement of operations) through August 31, 2024, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2026, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for the two years ended August 31, 2026, and 2025, and for the period November 9, 2023 (commencement of operations) through August 31, 2024, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies advised by Tuttle Capital Management, LLC since 2019.

COHEN & COMPANY, LTD.

Philadelphia, Pennsylvania
October 30, 2026

FINANCIAL STATEMENTS | AUGUST 31, 2026

BRENDAN WOOD TOPGUN ETF

Supplemental Information (unaudited)

Changes in and disagreements with accountants for open-end management investment companies.

Not applicable.

Proxy disclosures for open-end management investment companies.

Not applicable.

Remuneration paid to Directors, Officers, and others of open-end management investment companies.

Because Tuttle Capital Management, LLC (the “Advisor”) has agreed in the Investment Advisory Agreement to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, the Advisor pays the compensation to each Independent Trustee and the Chief Compliance Officer for services to the Fund from the Advisor’s management fees.

Statement Regarding Basis for Approval of Renewal of the Investment Advisory Agreement and Investment Sub-Advisory Agreement

At a meeting held on June 9-10, 2026 (the “Meeting”), the Board of Trustees (the “Board”) of the ETF Opportunities Trust (the “Trust”) considered the continuation of the Investment Advisory Agreement (the “TCM Advisory Agreement”) between the Trust, with respect to the Brendan Wood TopGun ETF (the “BWTG ETF”), and Tuttle Capital Management, LLC (“TCM”), and the Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement”) between TCM, Brendan Wood TopGun Partnerships Inc. (“BWTG”), and the Trust, with respect to the BWTG ETF. The Board reflected on its discussions with the representatives from TCM and BWTG earlier in the Meeting regarding the manner in which the BWTG ETF is managed and the roles and responsibilities of TCM and BWTG under the TCM Advisory Agreement and Sub-Advisory Agreement (collectively, the “Advisory Agreements”).

The Trustees reviewed a memorandum from counsel to the Trust (“Trust Counsel”) that addressed the Trustees’ duties when considering the approval of the Advisory Agreements and the responses of TCM and BWTG to requests for information from Trust Counsel on behalf of the Board. A copy of this memorandum had been provided to the Trustees in advance of the Meeting. Trust Counsel noted that the responses included financial information for TCM and BWTG, information on TCM’s and BWTG’s personnel and services; an expense comparison analysis for the BWTG ETF and comparable ETFs; and the Advisory Agreements. Trust Counsel discussed the types of information and factors that should be considered by the Board in order to make an informed decision regarding the approval of the continuation of the Advisory Agreements, including the following material factors: (i) the nature, extent, and quality of the services provided by TCM and BWTG; (ii) the investment performance of the BWTG ETF; (iii) the costs of the services provided and profits to be realized by TCM and BWTG from their relationship with the BWTG ETF; (iv) the extent to which economies of scale would be realized if the BWTG ETF grows and whether advisory fee levels reflect those economies of scale for the benefit of its shareholders; and (v) possible conflicts of interest and other benefits.

In assessing these factors and reaching its decisions, the Board took into consideration information specifically prepared or presented at this Meeting. The Board requested or was provided with information and reports relevant to the approval of the Advisory Agreements, including: (i) information regarding the services and support provided by TCM and BWTG to the BWTG ETF and its shareholders; (ii) presentations by management of TCM and BWTG addressing the investment philosophy, investment strategy, personnel and operations utilized in managing the BWTG ETF; (iii) information pertaining to the compliance structure of TCM and BWTG; (iv) disclosure information contained in the Trust’s registration statement and each firm’s Form ADV and its policies and procedures; and (v) the memorandum from Trust Counsel that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the Advisory Agreements, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision.

The Board considered that it also requested and received various informational materials including, without limitation: (i) documents containing information about TCM and BWTG, including financial information, personnel and the services provided by TCM and BWTG to the BWTG ETF, each firm’s compliance program, current legal matters, and other general information; (ii) the BWTG ETF’s expenses and comparative expense information for other ETFs with strategies similar to the BWTG ETF prepared by an independent third party; (iii) the effect of size on the BWTG ETF’s performance and expenses; and (iv) benefits realized by TCM and BWTG from their relationship with the BWTG ETF.

The Board did not identify any particular information that was most relevant to its consideration to approve the Advisory Agreements, and each Trustee may have afforded different weight to the various factors. In deciding whether to approve the Advisory Agreements, the Trustees considered numerous factors, including:

1. The nature, extent, and quality of the services provided by TCM and BWTG

In this regard, the Board considered the responsibilities of TCM and BWTG under the Advisory Agreements. The Board reviewed the services provided by TCM and BWTG to the BWTG ETF, including, without limitation, BWTG’s process for constructing a model portfolio, the processes of TCM and BWTG for assuring compliance with the BWTG ETF’s investment objectives and limitations; TCM’s processes for trade execution and broker-dealer selection for portfolio transactions; the coordination of services by TCM for the BWTG ETF among the service providers; and the efforts of TCM to promote the BWTG ETF and grow its assets. The Board considered: the staffing, personnel, and methods of operating of TCM and BWTG; the education and experience of each firm’s personnel; and information provided regarding each firm’s compliance program and its policies and procedures. After reviewing the foregoing and further information from TCM and BWTG, the Board concluded that the quality, extent, and nature of the services provided by TCM and BWTG, were satisfactory and adequate for the BWTG ETF.

FINANCIAL STATEMENTS | AUGUST 31, 2026

BRENDAN WOOD TOPGUN ETF

Supplemental Information (unaudited) - continued

2. The investment performance of the BWTG ETF

The Board reviewed the BWTG ETF’s performance. In considering the investment performance of the BWTG ETF, the Trustees compared its performance with the performance of its benchmark index, the Russell 1000 Growth TR Index (“Index”), funds in a custom category selected by Broadridge Financial Solutions (“Broadridge”) from its Morningstar category, Large Growth (“Category”), and a peer group selected by Broadridge from its Category (“Peer Group”). For the one-year period ended March 31, 2026, the Board noted that the BWTG ETF underperformed the medians of its Category and Peer Group and underperformed its Index. The Trustees considered TCM’s experience in managing ETFs and BWTG’s experience in constructing indices using a methodology similar to that of the BWTG ETF. After a detailed discussion of the BWTG ETF’s performance, the Board concluded its performance was satisfactory, but agreed to continue to monitor its performance.

3. The costs of services to be provided and profits realized by TCM and BWTF from their relationship with the BWTG ETF.

In this regard, the Board considered the financial condition of TCM and its level of commitment to the BWTG ETF, as well as that of BWTG. The Board also considered the assets and expenses of the BWTG ETF, including the nature and frequency of advisory payments. The Trustees noted the information on profitability provided by TCM and BWTG. The Trustees considered the unitary fee structure of the TCM Advisory Agreement and TCM’s contractual agreement to waive a portion of its advisory fee for the BWTG ETF through December 31, 2026. The Trustees noted that the BWTG ETF’s gross and net expense ratio and gross and net advisory fee were higher than the median gross and net expense ratios and gross and net advisory fees of its Peer Group and Category. The Trustees acknowledged TCM’s representation that the BWTG ETF’s advisory fees are appropriate and competitively priced for an actively managed fund that requires unique services such as those provided by TCM and BWTG. The Trustees also noted that TCM and BWTG do not manage any separate accounts with strategies substantially similar to those of the BWTG ETF. The Trustees also considered the split of the advisory fees paid to TCM versus those paid to BWTG and the respective services provided by TCM and BWTG to the BWTG ETF. After further consideration, the Board concluded that the profitability and fees to be paid to TCM and BWTG were within an acceptable range in light of the services to be rendered by TCM and BWTG.

4. The extent to which economies of scale would be realized as the BWTG ETF grows and whether advisory fee levels reflect these economies of scale for the benefit of the BWTG ETF’s shareholders.

The Trustees considered that BWTG ETF’s unitary fee limits its shareholders’ exposure to underlying operating expense increases. The Trustees noted BWTG’s assets under management; and the Trustees acknowledged TCM’s representations that no economies of scale are expected to be realized until the BWTG ETF has significant assets under management and that the BWTG ETF’s fees are appropriate for services provided to the BWTG ETF.

5. Possible conflicts of interest and other benefits.

In evaluating the possibility for conflicts of interest, the Board considered such matters as: the experience and ability of the advisory personnel assigned to the BWTG ETF; the basis of decisions to buy or sell securities for the BWTG ETF; and the substance and administration of the Codes of Ethics and other relevant policies of TCM and BWTG. The Board noted that TCM and BWTG have each represented that it has not utilized soft dollars or commission recapture with regard to the BWTG ETF. The Board also considered potential benefits for TCM and BWTG in managing the BWTG ETF. Following further consideration and discussion, the Board concluded that the standards and practices of TCM and BWTG relating to the identification and mitigation of potential conflicts of interest, as well as the benefits to be derived by TCM and BWTG from managing the BWTG ETF were satisfactory.

After additional consideration of the factors delineated in the memorandum provided by Trust Counsel and further discussion and careful review by the Trustees, the Board determined that the compensation payable under the Advisory Agreements was fair, reasonable and within a range of what could have been negotiated at arms-length in light of all the surrounding circumstances, and they approved the continuation of the Advisory Agreements for another one-year period.

FINANCIAL STATEMENTS | AUGUST 31, 2026

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Reference Item 7 which includes remuneration paid to the Trustees and Officers in the Supplemental Information.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Reference Item 7 which  includes investment advisory contract renewal in the Supplemental Information.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable because it is not a closed-end management investment company.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable because it is not a closed-end management investment company.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable because it is not a closed-end management investment company.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 16.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable because it is not a closed-end management investment company.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19.	EXHIBITS.

(a)(1)	Code of Ethics in response to Item 2 of this Form N-CSR is attached hereto.

(a)(2)	Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act of 1934 - Not applicable.

(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)(1)	Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 – Not applicable.

(a)(3)(2)	Change in the registrant’s independent public accountant – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   ETF Opportunities Trust

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: November 6, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: November 6, 2026

By (Signature and Title)*:	/s/ Ann MacDonald
Ann MacDonald Principal Financial Officer
Date: November 6, 2026

* Print the name and title of each signing officer under his or her signature.